Secured Loans and Credit Facilities - Loans And Credit Facilities (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 180,114,926	$ 195,542,176
(a) Commerzbank AG
Debt Instrument [Line Items]
Total long-term debt	47,550,000	50,550,000
(b) Unicredit Bank AG
Debt Instrument [Line Items]
Total long-term debt	22,587,000	25,587,000
(c) Bank of Scotland Plc
Debt Instrument [Line Items]
Total long-term debt	33,616,864	36,616,864
(d) Bank of Ireland
Debt Instrument [Line Items]
Total long-term debt	13,400,000	14,800,000
(e) HSH Nordbank AG
Debt Instrument [Line Items]
Total long-term debt	20,625,000	22,125,000
(f) HSBC Bank Plc
Debt Instrument [Line Items]
Total long-term debt	16,800,000	18,400,000
(g) Nordea Bank Finland Plc
Debt Instrument [Line Items]
Total long-term debt	$ 25,536,062	$ 27,463,312